Note 2. Basis of Presentation- Development Stage Company and Going Concern (Details) (USD $)	Nov. 30, 2012	May 31, 2012
Accumulated Deficit	$ (48,590)	$ (28,547)
Deficit during the development stage	$ 48,590	$ 28,547